RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 9 – RELATED PARTY TRANSACTIONS

Aztec Systems, Inc. (“Aztec”) was an affiliate of the Company that provided administrative and technical support services to the Company.  The majority owner of Aztec was also the majority stockholder of the Company until the sale of Aztec on June 15, 2012.  During the nine months ended September 30, 2013, Aztec converted convertible debentures aggregating $522,891 and accrued interest aggregating approximately $30,000 into 3,686,634  shares of common stock. Concurrently with this issuance a shareholder cancelled 3,686,634shares of his common stock and returned them to the Company. During the nine months ended September 30, 2013, the Company recorded amortization of the debt discount relating to this note aggregating approximately $254,162.

11.  Related Party Transactions

Aztec Systems, Inc. (“Aztec”) is an affiliate of the Company that provides administrative and technical support services to the Company.  The majority owner of Aztec was also the majority stockholder of the Company until the date of sale of Aztec on June 15, 2012.

On November 9, 2012, the Company entered into the exchange agreement with Aztec, pursuant to which the Company and Aztec agreed to exchange the Note and the Company's  existing accounts payable to Aztec for an 8% Convertible Note in the original principal amount of $545,958. The 8% Convertible Note is due on March 31, 2013. Pursuant to the exchange agreement, the Company agreed to register the shares of Common Stock issuable upon conversion of the 8% Convertible Note and an aggregate of 3,733,428 shares of Common Stock currently held by Aztec on or before December 31, 2012. The 8% Convertible Note is convertible into shares of the Company's Common Stock at a conversion price equal to the greater of: (i) $0.15 per share or (ii) the price per share at which Common Stock is sold in a subsequent financing. Upon effectiveness of the registration statement covering the resale of such shares, the 8% Convertible Note will automatically convert into shares of the Company's Common Stock at the applicable conversion price.